Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2030 Portfolio℠
March 31, 2024
VIPF2030-NPRT1-0524
1.830294.118
Domestic Equity Funds - 32.6%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	734,229	41,586,736
VIP Equity-Income Portfolio Initial Class (a)	1,254,620	33,824,551
VIP Growth & Income Portfolio Initial Class (a)	1,557,460	46,412,312
VIP Growth Portfolio Initial Class (a)	647,457	68,941,203
VIP Mid Cap Portfolio Initial Class (a)	264,387	10,652,171
VIP Value Portfolio Initial Class (a)	1,168,068	23,688,420
VIP Value Strategies Portfolio Initial Class (a)	663,760	11,768,470
TOTAL DOMESTIC EQUITY FUNDS (Cost $134,087,618)		236,873,863

International Equity Funds - 28.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	6,348,747	69,264,825
VIP Overseas Portfolio Initial Class (a)	5,058,562	140,476,266
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $162,417,620)		209,741,091

Bond Funds - 38.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	6,815,812	61,546,786
Fidelity International Bond Index Fund (a)	1,875,196	17,195,543
Fidelity Long-Term Treasury Bond Index Fund (a)	5,386,216	52,461,744
VIP High Income Portfolio Initial Class (a)	2,559,185	12,002,576
VIP Investment Grade Bond II Portfolio - Initial Class (a)	14,672,410	137,920,651
TOTAL BOND FUNDS (Cost $299,496,036)		281,127,300

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $596,001,274)	727,742,254
NET OTHER ASSETS (LIABILITIES) - 0.0%	(70,971)
NET ASSETS - 100.0%	727,671,283

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	58,286,708	6,540,340	3,246,879	19,976	(190,931)	157,548	61,546,786
Fidelity International Bond Index Fund	20,292,078	1,544,113	4,584,053	127,456	(139,543)	82,948	17,195,543
Fidelity Long-Term Treasury Bond Index Fund	41,790,891	16,915,285	4,858,705	377,789	(561,628)	(824,099)	52,461,744
VIP Contrafund Portfolio Initial Class	37,570,860	1,648,748	3,629,422	147,325	277,372	5,719,178	41,586,736
VIP Emerging Markets Portfolio Initial Class	67,536,911	4,119,575	4,531,633	57,200	82,357	2,057,615	69,264,825
VIP Equity-Income Portfolio Initial Class	30,465,655	3,240,453	2,565,987	167,309	61,030	2,623,400	33,824,551
VIP Growth & Income Portfolio Initial Class	41,879,004	3,809,841	3,610,034	275,120	82,725	4,250,776	46,412,312
VIP Growth Portfolio Initial Class	62,221,215	2,754,196	4,758,519	903,736	332,842	8,391,469	68,941,203
VIP High Income Portfolio Initial Class	11,622,459	724,289	569,115	4,890	(9,492)	234,435	12,002,576
VIP Investment Grade Bond II Portfolio - Initial Class	156,120,087	11,235,001	28,352,010	91,362	(1,446,620)	364,193	137,920,651
VIP Mid Cap Portfolio Initial Class	9,536,049	978,862	906,165	174,728	57,791	985,634	10,652,171
VIP Overseas Portfolio Initial Class	133,904,853	5,959,956	9,182,838	500,586	655,479	9,138,816	140,476,266
VIP Value Portfolio Initial Class	21,249,584	2,947,421	1,936,965	450,698	45,814	1,382,566	23,688,420
VIP Value Strategies Portfolio Initial Class	10,515,711	1,470,565	1,040,622	145,786	32,010	790,806	11,768,470
	702,992,065	63,888,645	73,772,947	3,443,961	(720,794)	35,355,285	727,742,254

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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